Loans Receivable, Part III (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses [Roll Forward]
Balance at beginning of period	$ 31,043	$ 32,430	$ 32,430	$ 29,175	$ 28,494
Provision for loan losses	2,960	5,100	8,300	22,077	25,832
Charge-offs	(7,171)	(5,197)	(10,978)	(19,291)	(25,341)
Recoveries	935	325	1,291	469	190
Balance at end of period	27,767	32,658	31,043	32,430	29,175
Summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class [Abstract]
Allowance related to loans individually evaluated for impairment	6,470		12,408	12,575
Allowance related to loans collectively evaluated for impairment	21,297		18,635	19,855
Total Loan Receivable, Allowance for Credit Losses, Evaluated for Impairment			31,043
Provision for loan losses	27,767	32,658	31,043	32,430	29,175
Loans individually evaluated for impairment	83,247		94,971	121,397
Loans collectively evaluated for impairment	1,023,668		1,038,701	1,095,267
Total Gross Loans Evaluated for Impairment	1,106,915		1,133,672	1,216,664
Total loans	1,106,915		1,133,672	1,216,664
One-to Four-family [Member]
Allowance for loan losses [Roll Forward]
Balance at beginning of period	17,819	17,475	17,475	16,150	17,875
Provision for loan losses	2,115	2,943	6,149	12,567	15,054
Charge-offs	(5,686)	(4,133)	(6,472)	(11,553)	(16,906)
Recoveries	608	252	667	311	127
Balance at end of period	14,856	16,537	17,819	17,475	16,150
Summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class [Abstract]
Allowance related to loans individually evaluated for impairment	3,850		7,058	5,707
Allowance related to loans collectively evaluated for impairment	11,006		10,761	11,768
Total Loan Receivable, Allowance for Credit Losses, Evaluated for Impairment			17,819
Provision for loan losses	14,856	16,537	17,819	17,475	16,150
Loans individually evaluated for impairment	46,925		57,467	68,321
Loans collectively evaluated for impairment	378,768		403,354	428,415
Total Gross Loans Evaluated for Impairment	425,693		460,821	496,736
Total loans	425,693		460,821	496,736
Over Four-Family [Member]
Allowance for loan losses [Roll Forward]
Balance at beginning of period	7,734	8,252	8,252	6,877	5,208
Provision for loan losses	(335)	1,396	534	5,331	5,053
Charge-offs	(732)	(612)	(1,108)	(3,996)	(3,439)
Recoveries	201	11	56	40	55
Balance at end of period	6,868	9,047	7,734	8,252	6,877
Summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class [Abstract]
Allowance related to loans individually evaluated for impairment	786		3,268	3,719
Allowance related to loans collectively evaluated for impairment	6,082		4,466	4,533
Total Loan Receivable, Allowance for Credit Losses, Evaluated for Impairment			7,734
Provision for loan losses	6,868	9,047	7,734	8,252	6,877
Loans individually evaluated for impairment	25,940		28,281	40,783
Loans collectively evaluated for impairment	492,805		486,082	511,457
Total Gross Loans Evaluated for Impairment	518,745		514,363	552,240
Total loans	518,745		514,363	552,240
Home Equity [Member]
Allowance for loan losses [Roll Forward]
Balance at beginning of period	2,097	1,998	1,998	1,196	1,642
Provision for loan losses	163	374	559	1,429	170
Charge-offs	(524)	(158)	(485)	(634)	(619)
Recoveries	70	22	25	7	3
Balance at end of period	1,806	2,236	2,097	1,998	1,196
Summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class [Abstract]
Allowance related to loans individually evaluated for impairment	863		1,033	803
Allowance related to loans collectively evaluated for impairment	943		1,064	1,195
Total Loan Receivable, Allowance for Credit Losses, Evaluated for Impairment			2,097
Provision for loan losses	1,806	2,236	2,097	1,998	1,196
Loans individually evaluated for impairment	1,885		2,127	2,227
Loans collectively evaluated for impairment	33,497		34,367	36,372
Total Gross Loans Evaluated for Impairment	35,382		36,494	38,599
Total loans	35,382		36,494	38,599
Construction and Land [Member]
Allowance for loan losses [Roll Forward]
Balance at beginning of period	1,323	2,922	2,922	3,252	2,635
Provision for loan losses	926	(137)	(181)	1,346	2,934
Charge-offs	(134)	(192)	(1,668)	(1,745)	(2,319)
Recoveries	51	15	250	69	2
Balance at end of period	2,166	2,608	1,323	2,922	3,252
Summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class [Abstract]
Allowance related to loans individually evaluated for impairment	377		377	2,077
Allowance related to loans collectively evaluated for impairment	1,789		946	845
Total Loan Receivable, Allowance for Credit Losses, Evaluated for Impairment			1,323
Provision for loan losses	2,166	2,608	1,323	2,922	3,252
Loans individually evaluated for impairment	6,689		4,470	8,436
Loans collectively evaluated for impairment	30,292		29,348	31,092
Total Gross Loans Evaluated for Impairment	36,981		33,818	39,528
Total loans	36,981		33,818	39,528
Commercial Real Estate [Member]
Allowance for loan losses [Roll Forward]
Balance at beginning of period	1,259	941	941	671	720
Provision for loan losses	110	817	1,500	998	525
Charge-offs	(95)	(43)	(1,182)	(734)	(575)
Recoveries	0	0	0	6	1
Balance at end of period	1,274	1,715	1,259	941	671
Summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class [Abstract]
Allowance related to loans individually evaluated for impairment	218		341	0
Allowance related to loans collectively evaluated for impairment	1,056		918	941
Total Loan Receivable, Allowance for Credit Losses, Evaluated for Impairment			1,259
Provision for loan losses	1,274	1,715	1,259	941	671
Loans individually evaluated for impairment	436		1,250	515
Loans collectively evaluated for impairment	70,524		64,245	64,919
Total Gross Loans Evaluated for Impairment	70,960		65,495	65,434
Total loans	70,960		65,495	65,434
Consumer [Member]
Allowance for loan losses [Roll Forward]
Balance at beginning of period	30	28	28	28	43
Provision for loan losses	3	(1)	6	9	(3)
Charge-offs	0	0	(4)	(10)	(13)
Recoveries	2	0	0	1	1
Balance at end of period	35	27	30	28	28
Summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class [Abstract]
Allowance related to loans individually evaluated for impairment	0		0	0
Allowance related to loans collectively evaluated for impairment	35		30	28
Total Loan Receivable, Allowance for Credit Losses, Evaluated for Impairment			30
Provision for loan losses	35	27	30	28	28
Loans individually evaluated for impairment	20		24	0
Loans collectively evaluated for impairment	114		108	109
Total Gross Loans Evaluated for Impairment	134		132	109
Total loans	134		132	109
Commercial Loans [Member]
Allowance for loan losses [Roll Forward]
Balance at beginning of period	781	814	814	1,001	371
Provision for loan losses	(22)	(292)	(267)	397	2,099
Charge-offs	0	(59)	(59)	(619)	(1,470)
Recoveries	3	25	293	35	1
Balance at end of period	762	488	781	814	1,001
Summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class [Abstract]
Allowance related to loans individually evaluated for impairment	376		331	269
Allowance related to loans collectively evaluated for impairment	386		450	545
Total Loan Receivable, Allowance for Credit Losses, Evaluated for Impairment			781
Provision for loan losses	762	488	781	814	1,001
Loans individually evaluated for impairment	1,352		1,352	1,115
Loans collectively evaluated for impairment	17,668		21,197	22,903
Total Gross Loans Evaluated for Impairment	19,020		22,549	24,018
Total loans	$ 19,020		$ 22,549	$ 24,018